Annual Principal Payments on Federal Home Loan Bank Advances (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
2018		$ 9,919
2019		38
2020		15
2021		15
2022		15
Thereafter		20
Federal Home Loan Bank advances	$ 33,768	$ 10,022	$ 39,855